American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2019

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 99.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 5.2%
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 8/20/47 to 4/20/48	24,827,782	24,904,937
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	4,766,673	4,806,104
GNMA, VRN, 3.25%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	2,342,514	2,449,072
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	10,789,863	11,065,537
GNMA, VRN, 3.875%, (1-year H15T1Y plus 1.50%), 4/20/38	4,546,190	4,736,713
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 2/20/34	3,889,894	4,041,941
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	3,103,047	3,219,622
		55,223,926
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 94.4%
GNMA, 2.50%, TBA	10,000,000	10,043,359
GNMA, 2.50%, 6/20/46 to 10/20/49	40,984,325	41,016,441
GNMA, 3.00%, TBA	165,500,000	169,901,762
GNMA, 3.00%, 2/20/43 to 4/20/48	96,536,307	99,557,450
GNMA, 3.50%, 12/20/41 to 3/20/48	253,241,902	265,177,300
GNMA, 3.50%, 4/20/42(1)	25,563,051	27,017,840
GNMA, 4.00%, TBA	70,000,000	72,453,879
GNMA, 4.00%, 12/20/39 to 5/20/49	122,237,513	129,148,364
GNMA, 4.50%, 7/15/33 to 3/20/49	82,539,133	88,057,117
GNMA, 5.00%, 6/15/33 to 5/20/41	37,322,380	41,368,338
GNMA, 5.50%, 4/15/33 to 8/15/39	38,684,305	43,446,246
GNMA, 6.00%, 2/20/26 to 2/20/39	16,417,650	18,702,060
GNMA, 6.50%, 9/20/23 to 11/15/38	2,323,252	2,645,869
GNMA, 7.00%, 12/20/25 to 12/20/29	405,495	465,123
GNMA, 7.25%, 6/15/23	17,146	17,177
GNMA, 7.50%, 12/20/23 to 2/20/31	93,627	111,551
GNMA, 7.77%, 4/15/20	5,442	5,457
GNMA, 7.89%, 9/20/22	2,465	2,470
GNMA, 8.00%, 11/15/21 to 7/20/30	284,313	293,953
GNMA, 8.25%, 4/20/21 to 2/15/22	48,603	48,801
GNMA, 8.50%, 3/15/21 to 12/15/30	166,735	179,880
GNMA, 8.75%, 6/20/21 to 7/15/27	35,406	35,512
GNMA, 9.00%, 4/15/20 to 12/15/24	30,384	30,845
GNMA, 9.25%, 3/15/25	26,532	26,619
GNMA, 9.50%, 3/15/21 to 7/20/25	45,467	45,875
GNMA, 9.75%, 11/20/21	13,558	13,708
GNMA, 10.00%, 1/15/21 to 8/15/21	125	125
GNMA, 11.00%, 6/15/20	1,813	1,817
		1,009,814,938
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,052,874,276)		1,065,038,864
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5%
GNMA, Series 2000-22, Class FG, VRN, 1.94%, (1-month LIBOR plus 0.20%), 5/16/30	23	23
GNMA, Series 2001-62, Class FB, VRN, 2.24%, (1-month LIBOR plus 0.50%), 11/16/27	515,368	515,338
GNMA, Series 2002-13, Class FA, VRN, 2.24%, (1-month LIBOR plus 0.50%), 2/16/32	343,844	343,892

GNMA, Series 2002-29, Class FA SEQ, VRN, 2.11%, (1-month LIBOR plus 0.35%), 5/20/32	335,077	335,031
GNMA, Series 2003-110, Class F, VRN, 2.16%, (1-month LIBOR plus 0.40%), 10/20/33	1,071,231	1,071,730
GNMA, Series 2003-42, Class FW, VRN, 2.11%, (1-month LIBOR plus 0.35%), 5/20/33	455,222	455,462
GNMA, Series 2003-66, Class HF, VRN, 2.21%, (1-month LIBOR plus 0.45%), 8/20/33	611,979	614,714
GNMA, Series 2004-39, Class XF SEQ, VRN, 1.99%, (1-month LIBOR plus 0.25%), 10/16/33	193,881	193,950
GNMA, Series 2004-76, Class F, VRN, 2.16%, (1-month LIBOR plus 0.40%), 9/20/34	958,546	959,082
GNMA, Series 2005-13, Class FA, VRN, 1.96%, (1-month LIBOR plus 0.20%), 2/20/35	2,286,186	2,268,944
GNMA, Series 2007-5, Class FA, VRN, 1.90%, (1-month LIBOR plus 0.14%), 2/20/37	2,216,489	2,205,699
GNMA, Series 2007-58, Class FC, VRN, 2.26%, (1-month LIBOR plus 0.50%), 10/20/37	1,402,447	1,407,777
GNMA, Series 2007-74, Class FL, VRN, 2.20%, (1-month LIBOR plus 0.46%), 11/16/37	3,442,048	3,450,582
GNMA, Series 2008-18, Class FH, VRN, 2.36%, (1-month LIBOR plus 0.60%), 2/20/38	1,947,976	1,950,827
GNMA, Series 2008-2, Class LF, VRN, 2.22%, (1-month LIBOR plus 0.46%), 1/20/38	1,562,889	1,567,429
GNMA, Series 2008-27, Class FB, VRN, 2.31%, (1-month LIBOR plus 0.55%), 3/20/38	3,218,279	3,230,167
GNMA, Series 2008-61, Class KF, VRN, 2.43%, (1-month LIBOR plus 0.67%), 7/20/38	1,629,506	1,640,389
GNMA, Series 2008-73, Class FK, VRN, 2.52%, (1-month LIBOR plus 0.76%), 8/20/38	2,194,166	2,223,229
GNMA, Series 2008-75, Class F, VRN, 2.29%, (1-month LIBOR plus 0.53%), 8/20/38	2,661,215	2,674,766
GNMA, Series 2008-88, Class UF, VRN, 2.76%, (1-month LIBOR plus 1.00%), 10/20/38	1,446,053	1,475,163
GNMA, Series 2009-127, Class FA, VRN, 2.31%, (1-month LIBOR plus 0.55%), 9/20/38	2,115,438	2,127,482
GNMA, Series 2009-76, Class FB, VRN, 2.34%, (1-month LIBOR plus 0.60%), 6/16/39	1,179,518	1,186,999
GNMA, Series 2009-92, Class FJ, VRN, 2.42%, (1-month LIBOR plus 0.68%), 10/16/39	940,190	948,929
GNMA, Series 2010-101, Class FH, VRN, 2.09%, (1-month LIBOR plus 0.35%), 8/16/40	4,077,924	4,064,018
GNMA, Series 2010-121, Class TF, VRN, 2.21%, (1-month LIBOR plus 0.45%), 9/20/40	3,405,938	3,393,215
GNMA, Series 2010-14, Class QF, VRN, 2.19%, (1-month LIBOR plus 0.45%), 2/16/40	6,772,617	6,787,549
GNMA, Series 2010-25, Class FB, VRN, 2.29%, (1-month LIBOR plus 0.55%), 2/16/40	5,433,226	5,455,632
GNMA, Series 2012-105, Class FE, VRN, 2.06%, (1-month LIBOR plus 0.30%), 1/20/41	4,094,871	4,092,022
GNMA, Series 2012-38, Class FA, VRN, 2.16%, (1-month LIBOR plus 0.40%), 3/20/42	4,419,500	4,412,336
GNMA, Series 2012-97, Class CF, VRN, 2.19%, (1-month LIBOR plus 0.45%), 8/16/42	3,054,581	3,057,219
GNMA, Series 2013-133, Class F, VRN, 2.09%, (1-month LIBOR plus 0.35%), 2/16/37	7,941,160	7,930,644
GNMA, Series 2013-37, Class F, VRN, 2.03%, (1-month LIBOR plus 0.27%), 3/20/43	8,885,454	8,835,813
GNMA, Series 2015-111, Class FK, VRN, 1.91%, (1-month LIBOR plus 0.20%), 8/20/45	4,927,686	4,899,976
GNMA, Series 2015-80, Class YF, VRN, 2.17%, (1-month LIBOR plus 0.43%), 10/16/40	7,819,477	7,838,885
GNMA, Series 2016-68, Class MF, VRN, 2.01%, (1-month LIBOR plus 0.30%), 5/20/46	2,328,877	2,322,532
GNMA, Series 2019-110, Class F, VRN, 2.21%, (1-month LIBOR plus 0.45%), 9/20/49	16,853,682	16,850,149
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $112,908,447)		112,787,594
U.S. TREASURY SECURITIES — 1.1%
U.S. Treasury Notes, 1.625%, 8/15/29 (Cost $11,597,452)	11,500,000	11,196,586
TEMPORARY CASH INVESTMENTS — 12.2%
Federal Home Loan Bank Discount Notes, 1.17%, 1/2/20(2)	100,000,000	100,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $25,521,004), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $24,984,658)		24,982,784
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $5,673,390), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $5,560,201)		5,560,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,418	8,418
TOTAL TEMPORARY CASH INVESTMENTS (Cost $130,548,008)		130,551,202
TOTAL INVESTMENT SECURITIES — 123.4% (Cost $1,307,928,183)		1,319,574,246
OTHER ASSETS AND LIABILITIES(3) — (23.4)%		(250,006,228)
TOTAL NET ASSETS — 100.0%		$1,069,568,018

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	9	March 2020	$900,000	$1,155,797	$(7,192)

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $82,047.

(2)	The rate indicated is the yield to maturity at purchase.

(3)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,065,038,864	—
U.S. Government Agency Collateralized Mortgage Obligations	—	112,787,594	—
U.S. Treasury Securities	—	11,196,586	—
Temporary Cash Investments	8,418	130,542,784	—
	8,418	1,319,565,828	—
Liabilities
Other Financial Instruments
Futures Contracts	7,192	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.